Financial instruments - Long-term Energy Derivative Contracts (Detail) - Cash flow hedge	Dec. 31, 2021 MWh $ / MWh $ / MWh
Illinois Hub, Expiry September 2030
Derivative [Line Items]
Notional quantity (MW-hrs) | MWh	4,585,008
Receive average prices (per MW-hr) | $ / MWh	24.54
PJM Western HUB, Expiry December 2028
Derivative [Line Items]
Notional quantity (MW-hrs) | MWh	527,931
Receive average prices (per MW-hr) | $ / MWh	32.11
NI HUB, Expiry December 2027
Derivative [Line Items]
Notional quantity (MW-hrs) | MWh	2,465,763
Receive average prices (per MW-hr) | $ / MWh	23.67
ERCOT North HUB, Expiry December 2027
Derivative [Line Items]
Notional quantity (MW-hrs) | MWh	1,998,095
Receive average prices (per MW-hr) | $ / MWh	36.46
Salisbury, Expiry February 2022
Derivative [Line Items]
Notional quantity (MW-hrs) | MWh	11,328
Receive average prices (per MW-hr) | $ / MWh	38.95